Taxation - Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset [Abstract]
Balance as of beginning of period / year	$ 2,297,022	$ 929,574	$ 929,574
Additions of valuation allowance	746,968	$ 311,873	1,430,665
Foreign currency translation adjustments	200,748		(63,217)
Balance as of end of period / year	$ 3,244,738		$ 2,297,022